Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Authorized shares of common stock (in shares)		1,000,000	1,000,000
Common stock, shares issued		1,000,000	1,000,000
Common stock, shares outstanding		1,000,000	1,000,000
Common stock, average par value (in dollars per share)		$ 5.00	$ 5.00
Dividends paid		$ 890,000	$ 83,000	$ 97,000
Capital contribution from affiliated entity	[1]	$ 54,271	$ 0	$ 0

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions.